Quarterly Holdings Report
for
Fidelity® MSCI Industrials Index ETF
April 30, 2025
T06-NPRT3-0625
1.9584812.111

Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
		Shares	Value
AEROSPACE & DEFENSE – 21.5%
Aerospace & Defense – 21.5%
AAR Corp. (a)		8,647	$462,269
AeroVironment, Inc. (a)		6,684	1,012,760
Archer Aviation, Inc. Class A (a)		89,890	748,784
Astronics Corp. (a)		6,028	136,775
Axon Enterprise, Inc. (a)		17,281	10,598,437
Boeing Co. (a)		178,478	32,704,309
BWX Technologies, Inc.		21,755	2,373,906
Cadre Holdings, Inc.		6,792	197,987
Curtiss-Wright Corp.		9,067	3,127,118
Ducommun, Inc. (a)		3,178	182,163
Eve Holding, Inc. (a)		14,223	50,634
General Dynamics Corp.		55,755	15,172,051
General Electric Co.		258,182	52,034,000
HEICO Corp.		10,492	2,630,974
HEICO Corp. Class A		17,995	3,615,735
Hexcel Corp.		19,353	938,040
Howmet Aerospace, Inc.		92,068	12,758,783
Huntington Ingalls Industries, Inc.		9,305	2,143,314
Intuitive Machines, Inc. (a)		19,914	163,295
Kratos Defense & Security Solutions, Inc. (a)		36,047	1,217,848
L3Harris Technologies, Inc.		45,245	9,954,805
Leonardo DRS, Inc.		18,950	700,392
Loar Holdings, Inc. (a)		4,471	422,867
Lockheed Martin Corp.		50,890	24,312,697
Mercury Systems, Inc. (a)		12,131	606,550
Moog, Inc. Class A		6,982	1,167,739
National Presto Industries, Inc.		1,357	114,463
Northrop Grumman Corp.		33,018	16,063,257
Redwire Corp. (a)		6,359	68,550
Rocket Lab USA, Inc. (a)		80,450	1,753,005
RTX Corp.		317,514	40,048,041
Spirit AeroSystems Holdings, Inc. Class A (a)		27,914	1,004,904
Standardaero, Inc. (a)		27,415	740,753
Textron, Inc.		44,323	3,119,009
TransDigm Group, Inc.		13,414	18,954,921
Triumph Group, Inc. (a)		17,552	445,821
V2X, Inc. (a)		4,147	206,355
Woodward, Inc.		14,178	2,659,367
TOTAL AEROSPACE & DEFENSE	264,612,678
AIR FREIGHT & LOGISTICS – 2.9%
Air Freight & Logistics – 2.9%
CH Robinson Worldwide, Inc.		28,242	2,519,751
Expeditors International of Washington, Inc.		33,444	3,675,830
FedEx Corp.		54,582	11,480,232
Forward Air Corp. (a)		5,087	74,881
GXO Logistics, Inc. (a)		28,584	1,035,884
Hub Group, Inc. Class A		14,353	453,411

		Shares	Value

United Parcel Service, Inc. Class B		174,468	$16,626,801
TOTAL AIR FREIGHT & LOGISTICS	35,866,790
BUILDING PRODUCTS – 7.1%
Building Products – 7.1%
A.O. Smith Corp.		28,611	1,941,542
AAON, Inc.		16,436	1,500,114
Advanced Drainage Systems, Inc.		17,567	1,993,679
Allegion PLC		20,729	2,885,477
American Woodmark Corp. (a)		3,669	216,471
Apogee Enterprises, Inc.		5,280	209,458
Armstrong World Industries, Inc.		10,419	1,510,963
AZEK Co., Inc. (a)		34,299	1,699,858
AZZ, Inc.		6,741	584,849
Builders FirstSource, Inc. (a)		27,496	3,289,347
Carlisle Cos., Inc.		10,794	4,096,107
Carrier Global Corp.		192,630	12,047,080
CSW Industrials, Inc.		3,988	1,246,170
Fortune Brands Innovations, Inc.		29,672	1,596,947
Gibraltar Industries, Inc. (a)		7,265	384,682
Griffon Corp.		9,140	622,525
Hayward Holdings, Inc. (a)		46,323	617,486
Insteel Industries, Inc.		4,303	145,915
Janus International Group, Inc. (a)		33,706	231,897
JELD-WEN Holding, Inc. (a)		20,689	114,203
Johnson Controls International PLC		157,965	13,253,264
Lennox International, Inc.		7,639	4,176,623
Masco Corp.		51,547	3,124,264
Masterbrand, Inc. (a)		30,410	369,482
Owens Corning		20,496	2,980,323
Quanex Building Products Corp.		10,218	167,984
Resideo Technologies, Inc. (a)		34,954	586,528
Simpson Manufacturing Co., Inc.		10,024	1,540,589
Trane Technologies PLC		53,680	20,576,081
Trex Co., Inc. (a)		25,599	1,480,134
UFP Industries, Inc.		14,508	1,434,116
Zurn Elkay Water Solutions Corp.		34,467	1,170,499
TOTAL BUILDING PRODUCTS	87,794,657
COMMERCIAL SERVICES & SUPPLIES – 8.6%
Commercial Printing – 0.1%
Brady Corp. Class A		10,532	740,294
Cimpress PLC (a)		3,979	167,198
Deluxe Corp.		10,808	157,797
Ennis, Inc.		6,459	115,939
			1,181,228
Diversified Support Services – 2.8%
ACV Auctions, Inc. Class A (a)		36,529	536,611
Cintas Corp.		86,639	18,339,743
Copart, Inc. (a)		206,865	12,624,971
Driven Brands Holdings, Inc. (a)		15,532	256,589
Healthcare Services Group, Inc. (a)		17,576	249,755
Liquidity Services, Inc. (a)		5,633	179,017

Quarterly Report	2

Common Stocks – continued
		Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Diversified Support Services – continued
OPENLANE, Inc. (a)		25,528	$472,523
Pursuit Attractions & Hospitality, Inc. (a)		4,961	145,308
UniFirst Corp.		3,571	637,316
Vestis Corp.		28,488	249,555
VSE Corp.		4,633	530,571
			34,221,959
Environmental & Facilities Services – 5.3%
ABM Industries, Inc.		14,983	730,271
BrightView Holdings, Inc. (a)		14,753	202,411
Casella Waste Systems, Inc. Class A (a)		14,964	1,757,522
CECO Environmental Corp. (a)		7,081	168,457
Clean Harbors, Inc. (a)		12,255	2,621,835
Enviri Corp. (a)		19,173	131,719
Montrose Environmental Group, Inc. (a)		7,786	113,909
Republic Services, Inc.		52,292	13,112,219
Rollins, Inc.		69,469	3,968,764
Tetra Tech, Inc.		63,944	1,994,413
Veralto Corp.		59,075	5,665,292
Waste Connections, Inc.		61,684	12,190,609
Waste Management, Inc.		95,746	22,343,287
			65,000,708
Office Services & Supplies – 0.2%
ACCO Brands Corp.		21,913	84,584
HNI Corp.		11,359	480,486
Interface, Inc.		14,274	268,351
MillerKnoll, Inc.		16,533	271,141
MSA Safety, Inc.		8,957	1,410,011
Pitney Bowes, Inc.		18,240	158,323
Steelcase, Inc. Class A		20,852	206,852
			2,879,748
Security & Alarm Services – 0.2%
Brink's Co.		10,402	928,275
CoreCivic, Inc. (a)		26,472	599,326
GEO Group, Inc. (a)		33,526	1,048,693
			2,576,294
TOTAL COMMERCIAL SERVICES & SUPPLIES	105,859,937
CONSTRUCTION & ENGINEERING – 3.0%
Construction & Engineering – 3.0%
AECOM		31,690	3,126,219
Ameresco, Inc. Class A (a)		7,833	83,265
API Group Corp. (a)		49,460	1,871,072
Arcosa, Inc.		11,716	938,100
Argan, Inc.		3,240	496,141
Centuri Holdings, Inc. (a)		3,172	56,969
Comfort Systems USA, Inc.		8,491	3,375,597

		Shares	Value

Construction Partners, Inc. Class A (a)		11,221	$921,693
Dycom Industries, Inc. (a)		6,930	1,161,122
EMCOR Group, Inc.		10,959	4,391,271
Everus Construction Group, Inc. (a)		11,604	466,945
Fluor Corp. (a)		40,918	1,427,629
Granite Construction, Inc.		10,442	848,830
Great Lakes Dredge & Dock Corp. (a)		16,395	149,031
IES Holdings, Inc. (a)		2,129	418,732
Limbach Holdings, Inc. (a)		2,420	231,691
MasTec, Inc. (a)		15,139	1,927,497
MYR Group, Inc. (a)		3,817	466,895
Primoris Services Corp.		12,891	773,073
Quanta Services, Inc.		35,213	10,306,493
Sterling Infrastructure, Inc. (a)		7,348	1,098,012
Tutor Perini Corp. (a)		10,631	228,141
Valmont Industries, Inc.		4,768	1,398,073
WillScot Holdings Corp.		44,144	1,108,897
TOTAL CONSTRUCTION & ENGINEERING	37,271,388
ELECTRICAL EQUIPMENT – 8.9%
Electrical Components & Equipment – 6.8%
Acuity, Inc.		7,375	1,796,624
American Superconductor Corp. (a)		9,294	184,486
AMETEK, Inc.		55,179	9,357,255
Array Technologies, Inc. (a)		36,165	172,869
Atkore, Inc.		8,296	529,865
ChargePoint Holdings, Inc. (a)		97,174	60,520
Eaton Corp. PLC		94,275	27,751,732
Emerson Electric Co.		135,862	14,280,455
EnerSys		9,497	822,440
Enovix Corp. (a)		38,181	255,813
Eos Energy Enterprises, Inc. (a)		52,015	271,518
Fluence Energy, Inc. (a)		15,482	63,321
Generac Holdings, Inc. (a)		14,215	1,625,912
Hubbell, Inc.		12,798	4,647,977
LSI Industries, Inc.		6,648	100,318
NEXTracker, Inc. Class A (a)		34,429	1,398,162
nVent Electric PLC		39,378	2,162,246
Plug Power, Inc. (a)		179,476	156,611
Powell Industries, Inc.		2,281	417,674
Preformed Line Products Co.		591	81,186
Regal Rexnord Corp.		15,787	1,670,896
Rockwell Automation, Inc.		26,927	6,669,279
Sensata Technologies Holding PLC		35,703	764,044
Shoals Technologies Group, Inc. Class A (a)		40,509	146,237
Sunrun, Inc. (a)		53,090	365,790
Thermon Group Holdings, Inc. (a)		8,274	217,027
Vertiv Holdings Co. Class A		85,060	7,262,423
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Vicor Corp. (a)		5,456	$217,722
			83,450,402
Heavy Electrical Equipment – 2.1%
Bloom Energy Corp. Class A (a)		48,912	896,068
GE Vernova, Inc.		65,757	24,384,011
NANO Nuclear Energy, Inc. (a)		5,683	129,288
NuScale Power Corp. (a)		24,687	409,064
			25,818,431
TOTAL ELECTRICAL EQUIPMENT	109,268,833
GROUND TRANSPORTATION – 9.4%
Cargo Ground Transportation – 1.7%
ArcBest Corp.		5,654	330,872
Covenant Logistics Group, Inc.		3,778	75,182
Heartland Express, Inc.		12,064	91,686
JB Hunt Transport Services, Inc.		19,272	2,516,538
Knight-Swift Transportation Holdings, Inc.		38,621	1,512,785
Landstar System, Inc.		8,476	1,137,055
Marten Transport Ltd.		14,230	182,713
Old Dominion Freight Line, Inc.		45,832	7,025,129
RXO, Inc. (a)		24,419	344,064
Ryder System, Inc.		10,104	1,391,018
Saia, Inc. (a)		6,332	1,545,008
Schneider National, Inc. Class B		13,340	286,677
U-Haul Holding Co.		23,229	1,272,949
Universal Logistics Holdings, Inc.		1,913	41,589
Werner Enterprises, Inc.		14,828	365,658
XPO, Inc. (a)		27,717	2,941,328
			21,060,251
Passenger Ground Transportation – 3.1%
Avis Budget Group, Inc. (a)		4,313	399,513
Hertz Global Holdings, Inc. (a)		29,347	200,147
Lyft, Inc. Class A (a)		97,071	1,203,680
Uber Technologies, Inc. (a)		452,086	36,623,487
			38,426,827
Rail Transportation – 4.6%
CSX Corp.		460,025	12,912,902
FTAI Infrastructure, Inc.		24,380	105,322
Norfolk Southern Corp.		53,970	12,091,978
Union Pacific Corp.		144,623	31,189,396
			56,299,598
TOTAL GROUND TRANSPORTATION	115,786,676
HOUSEHOLD DURABLES – 0.0%
Household Appliances – 0.0%
Worthington Enterprises, Inc.		7,788	394,306

		Shares	Value
INDUSTRIAL CONGLOMERATES – 4.1%
Industrial Conglomerates – 4.1%
3M Co.		129,905	$18,045,104
Honeywell International, Inc.		155,117	32,652,128
TOTAL INDUSTRIAL CONGLOMERATES	50,697,232
MACHINERY – 18.6%
Agricultural & Farm Machinery – 2.8%
AGCO Corp.		15,144	1,284,665
Alamo Group, Inc.		2,464	411,439
CNH Industrial NV		207,922	2,405,657
Deere & Co.		61,721	28,611,387
Lindsay Corp.		2,583	333,362
Titan International, Inc. (a)		12,460	91,581
Toro Co.		24,175	1,650,669
			34,788,760
Construction Machinery & Heavy Transportation Equipment – 5.8%
Allison Transmission Holdings, Inc.		20,696	1,908,999
Astec Industries, Inc.		4,903	177,636
Atmus Filtration Technologies, Inc.		19,713	683,450
Blue Bird Corp. (a)		7,318	255,179
Caterpillar, Inc.		115,173	35,619,554
Cummins, Inc.		32,725	9,615,914
Douglas Dynamics, Inc.		5,387	129,180
Federal Signal Corp.		14,546	1,184,481
Greenbrier Cos., Inc.		7,515	318,786
Miller Industries, Inc.		2,758	112,554
Oshkosh Corp.		15,534	1,301,128
PACCAR, Inc.		125,072	11,282,745
REV Group, Inc.		11,818	386,448
Terex Corp.		16,062	565,382
Trinity Industries, Inc.		19,683	494,043
Wabash National Corp.		10,867	75,091
Westinghouse Air Brake Technologies Corp.		41,000	7,574,340
			71,684,910
Industrial Machinery & Supplies & Components – 10.0%
Albany International Corp. Class A		7,513	494,055
Chart Industries, Inc. (a)		10,227	1,380,440
Columbus McKinnon Corp.		7,061	104,856
Crane Co.		11,581	1,864,309
Donaldson Co., Inc.		28,533	1,875,474
Dover Corp.		32,709	5,581,791
Energy Recovery, Inc. (a)		13,572	209,687
Enerpac Tool Group Corp.		12,849	518,714
Enpro, Inc.		5,016	749,390
Esab Corp.		13,704	1,646,125
ESCO Technologies, Inc.		6,117	957,005
Flowserve Corp.		31,252	1,413,528
Fortive Corp.		82,728	5,765,314
Franklin Electric Co., Inc.		9,318	791,657

Quarterly Report	4

Common Stocks – continued
		Shares	Value
MACHINERY – continued
Industrial Machinery & Supplies & Components – continued
Gates Industrial Corp. PLC (a)		60,858	$1,151,433
Gorman-Rupp Co.		4,964	178,009
Graco, Inc.		40,238	3,283,823
Helios Technologies, Inc.		8,095	220,670
Hillenbrand, Inc.		16,828	340,430
Hillman Solutions Corp. (a)		47,016	328,642
Hyster-Yale, Inc.		2,055	78,974
IDEX Corp.		18,036	3,137,723
Illinois Tool Works, Inc.		70,444	16,900,220
Ingersoll Rand, Inc.		96,137	7,251,614
ITT, Inc.		19,449	2,664,902
JBT Marel Corp.		11,037	1,161,755
Kadant, Inc.		2,821	832,195
Kennametal, Inc.		17,460	340,121
Lincoln Electric Holdings, Inc.		13,481	2,375,352
Middleby Corp. (a)		12,850	1,713,548
Mueller Industries, Inc.		25,678	1,888,874
Mueller Water Products, Inc. Class A		37,556	985,469
Nordson Corp.		12,922	2,449,624
Otis Worldwide Corp.		95,291	9,173,665
Parker-Hannifin Corp.		30,706	18,578,972
Pentair PLC		39,436	3,578,028
Proto Labs, Inc. (a)		5,850	205,686
RBC Bearings, Inc. (a)		7,129	2,342,376
Snap-on, Inc.		12,503	3,923,566
SPX Technologies, Inc. (a)		11,039	1,480,882
Standex International Corp.		2,835	400,926
Stanley Black & Decker, Inc.		36,809	2,209,276
Symbotic, Inc. (a)		10,237	220,914
Tennant Co.		4,285	309,206
Timken Co.		15,858	1,018,877
Watts Water Technologies, Inc. Class A		6,513	1,353,076
Xylem, Inc.		57,955	6,987,634
			122,418,807
TOTAL MACHINERY	228,892,477
MARINE TRANSPORTATION – 0.1%
Marine Transportation – 0.1%
Genco Shipping & Trading Ltd.		9,993	129,509
Kirby Corp. (a)		3,441	331,609
Matson, Inc.		2,042	222,762
TOTAL MARINE TRANSPORTATION	683,880
METALS & MINING – 0.2%
Steel – 0.2%
ATI, Inc. (a)		34,056	1,851,965

		Shares	Value
PASSENGER AIRLINES – 0.4%
Passenger Airlines – 0.4%
Alaska Air Group, Inc. (a)		7,497	$331,892
Allegiant Travel Co.		1,109	52,045
American Airlines Group, Inc. (a)		39,122	389,264
Delta Air Lines, Inc.		38,308	1,594,762
Frontier Group Holdings, Inc. (a)		13,457	40,102
JetBlue Airways Corp. (a)		20,868	90,984
Joby Aviation, Inc. (a)		45,699	287,904
SkyWest, Inc. (a)		2,444	217,932
Southwest Airlines Co.		35,959	1,005,414
United Airlines Holdings, Inc. (a)		19,644	1,351,900
TOTAL PASSENGER AIRLINES	5,362,199
PROFESSIONAL SERVICES – 9.6%
Data Processing & Outsourced Services – 1.3%
Broadridge Financial Solutions, Inc.		27,884	6,759,082
Concentrix Corp.		9,161	467,761
Conduent, Inc. (a)		35,431	74,759
CSG Systems International, Inc.		6,879	413,634
ExlService Holdings, Inc. (a)		38,453	1,864,201
Maximus, Inc.		14,384	963,153
SS&C Technologies Holdings, Inc.		53,109	4,015,040
TaskUS, Inc. Class A (a)		4,281	59,763
Verra Mobility Corp. (a)		39,376	858,397
WNS Holdings Ltd. (a)		9,550	577,966
			16,053,756
Human Resource & Employment Services – 4.3%
Alight, Inc. Class A		100,779	514,981
Automatic Data Processing, Inc.		97,199	29,218,019
Barrett Business Services, Inc.		6,232	252,770
Dayforce, Inc. (a)		35,794	2,071,399
First Advantage Corp. (a)		18,385	259,228
Heidrick & Struggles International, Inc.		4,902	191,276
Insperity, Inc.		8,448	549,204
Kelly Services, Inc. Class A		7,658	88,450
Kforce, Inc.		4,398	168,004
Korn Ferry		12,229	754,529
ManpowerGroup, Inc.		11,215	483,030
Paychex, Inc.		77,304	11,372,964
Paycom Software, Inc.		12,343	2,794,332
Paylocity Holding Corp. (a)		10,612	2,038,565
Robert Half, Inc.		24,569	1,088,407
TriNet Group, Inc.		7,758	607,684
Upwork, Inc. (a)		30,157	396,565
			52,849,407
Professional Services – 0.2%
Genpact Ltd.		40,341	2,027,539
Research & Consulting Services – 3.8%
Amentum Holdings, Inc. (a)		32,128	701,033
Booz Allen Hamilton Holding Corp.		30,528	3,663,971
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
PROFESSIONAL SERVICES – continued
Research & Consulting Services – continued
CACI International, Inc. Class A (a)		5,329	$2,439,989
CBIZ, Inc. (a)		10,744	731,666
Clarivate PLC (a)		75,389	324,927
CRA International, Inc.		1,642	266,332
Dun & Bradstreet Holdings, Inc.		73,844	662,381
Equifax, Inc.		29,586	7,696,206
Exponent, Inc.		12,125	953,995
FTI Consulting, Inc. (a)		8,570	1,425,020
Huron Consulting Group, Inc. (a)		4,217	568,409
ICF International, Inc.		4,531	384,954
Innodata, Inc. (a)		6,583	248,969
Jacobs Solutions, Inc.		29,584	3,662,499
KBR, Inc.		31,810	1,679,886
Legalzoom.com, Inc. (a)		24,775	181,353
Leidos Holdings, Inc.		30,286	4,457,494
NV5 Global, Inc. (a)		13,702	254,172
Parsons Corp. (a)		11,449	765,480
Planet Labs PBC (a)		50,378	165,744
Science Applications International Corp.		11,679	1,413,509
TransUnion		46,454	3,853,824
UL Solutions, Inc. Class A		14,844	848,928
Verisk Analytics, Inc.		33,686	9,985,541
			47,336,282
TOTAL PROFESSIONAL SERVICES	118,266,984
TRADING COMPANIES & DISTRIBUTORS – 5.3%
Trading Companies & Distributors – 5.3%
Air Lease Corp.		25,397	1,187,564
Applied Industrial Technologies, Inc.		9,185	2,234,527
BlueLinx Holdings, Inc. (a)		1,939	126,307
Boise Cascade Co.		9,175	855,844
Core & Main, Inc. Class A (a)		45,441	2,393,832
Custom Truck One Source, Inc. (a)		14,582	58,765
Distribution Solutions Group, Inc. (a)		2,250	58,590
DNOW, Inc. (a)		25,066	397,797
DXP Enterprises, Inc. (a)		3,224	285,195
Fastenal Co.		136,662	11,065,522
Ferguson Enterprises, Inc.		47,696	8,092,103
FTAI Aviation Ltd.		24,432	2,616,912
GATX Corp.		8,027	1,171,621

		Shares	Value

Global Industrial Co.		4,560	$117,101
GMS, Inc. (a)		9,208	674,578
H&E Equipment Services, Inc.		7,821	702,404
Herc Holdings, Inc.		6,478	708,952
McGrath RentCorp		5,823	621,139
MRC Global, Inc. (a)		20,849	242,891
MSC Industrial Direct Co., Inc. Class A		10,751	822,237
QXO, Inc.		83,331	1,111,636
Rush Enterprises, Inc. Class A		14,944	761,995
Rush Enterprises, Inc. Class B		1,871	108,219
SiteOne Landscape Supply, Inc. (a)		10,777	1,237,307
Transcat, Inc. (a)		2,196	174,209
United Rentals, Inc.		15,654	9,884,718
Watsco, Inc.		8,305	3,818,971
WESCO International, Inc.		11,707	1,907,773
Willis Lease Finance Corp.		631	97,628
WW Grainger, Inc.		10,456	10,710,185
Xometry, Inc. Class A (a)		10,074	258,297
TOTAL TRADING COMPANIES & DISTRIBUTORS	64,504,819
TOTAL COMMON STOCKS (Cost $1,035,572,292)			1,227,114,821
Money Market Fund – 0.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.22% (b) (Cost $3,410,000)		3,410,000	3,410,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,038,982,292)	1,230,524,821
NET OTHER ASSETS (LIABILITIES) (c) – (0.0%)	(268,964)
NET ASSETS – 100.0%	$1,230,255,857

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $69,976 of cash collateral to cover margin requirements for futures contracts.

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Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Industrial Select Sector Index Contracts (United States)	8	June 2025	1,063,520	$ 41,140	$ 41,140
CME E-mini Russell 2000 Index Contracts (United States)	1	June 2025	98,490	4,791	4,791
Total Equity Index Contracts					$45,931
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
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Schedule of Investments (Unaudited)–continued
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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